Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Property and Equipment [Abstract]
Property and Equipment

Note 4 – Property and Equipment

Property and equipment stated at cost, less accumulated depreciation and amortization, consisted of the following:

	September 30, 2018	December 31, 2017
Computer Equipment	$220,054	$234,315
Furniture and Fixtures	61,803	61,803
Leasehold Improvements	25,446	-
	307,303	296,118
Less: Accumulated Depreciation	(259,272)	(248,062)
	$48,031	$48,056

Depreciation expense was $11,670 and $9,507 for the three months ended September 30, 2018 and 2017, respectively. Depreciation expense was $33,109 and $28,211 for the nine months ended September 30, 2018 and 2017, respectively.

Note 4 – Property and Equipment

Property and equipment stated at cost, less accumulated depreciation and amortization, consisted of the following:

	December 31, 2017	December 31, 2016
Computer Equipment	$234,315	$219,653
Furniture and Fixtures	61,803	61,803
	296,118	281,456
Less: Accumulated Depreciation	(248,062)	(209,627)
	$48,056	$71,829

Depreciation expense was $38,435 and $42,634 for the year ended December 31, 2017 and 2016, respectively.